Fair Value Measurements (Details) - Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model - Forward Purchase Agreement Asset [Member]	Dec. 31, 2023
Rik-free rate [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	4
Underlying stock price [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	1.5
Expected volatility [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	75
Term [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	2.98
Dividend yield [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	0